Schedule of Parent Company’s Balance Sheets (Details) (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	21,250,000	21,250,000
Common stock, shares outstanding	21,250,000	21,250,000